Inventories, Net - Schedule of Inventories, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories, Net [Abstract]
Raw materials	$ 37,247,442	$ 3,317,887
Finished goods	17,247,048	16,666,207
Goods in transit	25,491,587
Total inventories, net	$ 79,986,077	$ 19,984,094